Filed pursuant to Rule 497(k)

File Nos. 333-28339 and 811-08239

PROFUNDS TRUST

Supplement to the Summary Prospectus

for

Rising Rates Opportunity ProFund

UltraBull ProFund

UltraNASDAQ-100 ProFund

Investor and Service Class Shares

each dated December 1, 2010

The Fund’s full prospectus and statement of additional information, both dated December 1, 2010, as supplemented March 28, 2011, are all incorporated by reference into this summary prospectus.